PSF STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Common Stocks — 96.9%
Aerospace & Defense — 2.0%
Axon Enterprise, Inc.*	12,360	$6,500,742
Boeing Co. (The)*	127,136	21,683,045
General Dynamics Corp.	43,060	11,737,295
General Electric Co.	182,255	36,478,338
Howmet Aerospace, Inc.	69,192	8,976,278
Huntington Ingalls Industries, Inc.	6,600	1,346,664
L3Harris Technologies, Inc.	32,080	6,714,665
Lockheed Martin Corp.	35,568	15,888,581
Northrop Grumman Corp.	23,066	11,810,023
RTX Corp.	226,248	29,968,810
Textron, Inc.	31,750	2,293,937
TransDigm Group, Inc.(a)	9,520	13,168,921
		166,567,299
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	19,900	2,037,760
Expeditors International of Washington, Inc.(a)	23,900	2,873,975
FedEx Corp.	37,640	9,175,879
United Parcel Service, Inc. (Class B Stock)	124,200	13,660,758
		27,748,372
Automobile Components — 0.0%
Aptiv PLC (United Kingdom)*	39,800	2,368,100
Automobiles — 1.7%
Ford Motor Co.	662,059	6,640,452
General Motors Co.	169,000	7,948,070
Tesla, Inc.*	475,350	123,191,706
		137,780,228
Banks — 3.4%
Bank of America Corp.	1,124,832	46,939,239
Citigroup, Inc.	318,822	22,633,174
Citizens Financial Group, Inc.	76,000	3,113,720
Fifth Third Bancorp	114,749	4,498,161
Huntington Bancshares, Inc.	246,275	3,696,588
JPMorgan Chase & Co.	474,995	116,516,273
KeyCorp	167,800	2,683,122
M&T Bank Corp.	28,361	5,069,529
PNC Financial Services Group, Inc. (The)	67,443	11,854,456
Regions Financial Corp.	155,212	3,372,757
Truist Financial Corp.	224,726	9,247,475
U.S. Bancorp	264,581	11,170,610
Wells Fargo & Co.	558,676	40,107,350
		280,902,454
Beverages — 1.2%
Brown-Forman Corp. (Class B Stock)(a)	31,125	1,056,383
Coca-Cola Co. (The)	657,650	47,100,893
Constellation Brands, Inc. (Class A Stock)(a)	26,600	4,881,632
Keurig Dr. Pepper, Inc.	201,900	6,909,018
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Molson Coors Beverage Co. (Class B Stock)(a)	29,800	$1,813,926
Monster Beverage Corp.*	119,590	6,998,407
PepsiCo, Inc.	233,144	34,957,611
		103,717,870
Biotechnology — 1.8%
AbbVie, Inc.	299,889	62,832,743
Amgen, Inc.	91,394	28,473,801
Biogen, Inc.*	24,655	3,373,790
Gilead Sciences, Inc.	211,900	23,743,395
Incyte Corp.*	27,070	1,639,089
Moderna, Inc.*	57,400	1,627,290
Regeneron Pharmaceuticals, Inc.	17,930	11,371,744
Vertex Pharmaceuticals, Inc.*	43,600	21,138,152
		154,200,004
Broadline Retail — 3.7%
Amazon.com, Inc.*	1,602,200	304,834,572
eBay, Inc.	81,100	5,492,903
		310,327,475
Building Products — 0.5%
A.O. Smith Corp.	20,300	1,326,808
Allegion PLC(a)	14,733	1,922,067
Builders FirstSource, Inc.*	19,700	2,461,318
Carrier Global Corp.	137,167	8,696,388
Johnson Controls International PLC	112,115	8,981,533
Lennox International, Inc.	5,420	3,039,698
Masco Corp.	37,030	2,575,066
Trane Technologies PLC	38,300	12,904,036
		41,906,914
Capital Markets — 3.1%
Ameriprise Financial, Inc.	16,230	7,857,105
Bank of New York Mellon Corp. (The)	121,849	10,219,476
Blackrock, Inc.	24,740	23,415,915
Blackstone, Inc.	124,300	17,374,654
Cboe Global Markets, Inc.	17,700	4,005,333
Charles Schwab Corp. (The)	289,600	22,669,888
CME Group, Inc.	61,060	16,198,607
FactSet Research Systems, Inc.	6,500	2,955,160
Franklin Resources, Inc.(a)	52,300	1,006,775
Goldman Sachs Group, Inc. (The)	53,010	28,958,833
Intercontinental Exchange, Inc.	97,390	16,799,775
Invesco Ltd.	76,300	1,157,471
KKR & Co., Inc.	114,400	13,225,784
MarketAxess Holdings, Inc.	6,500	1,406,275
Moody’s Corp.	26,290	12,242,990
Morgan Stanley	210,778	24,591,469
MSCI, Inc.	13,190	7,458,945
Nasdaq, Inc.	70,200	5,325,372
Northern Trust Corp.	33,400	3,294,910
Raymond James Financial, Inc.	30,850	4,285,374
S&P Global, Inc.	53,506	27,186,399
State Street Corp.	49,575	4,438,450
A1

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
T. Rowe Price Group, Inc.	37,700	$3,463,499
		259,538,459
Chemicals — 1.3%
Air Products & Chemicals, Inc.	37,950	11,192,214
Albemarle Corp.(a)	19,900	1,433,198
CF Industries Holdings, Inc.	29,400	2,297,610
Corteva, Inc.	117,356	7,385,213
Dow, Inc.	118,822	4,149,264
DuPont de Nemours, Inc.	70,756	5,284,058
Eastman Chemical Co.	19,800	1,744,578
Ecolab, Inc.	42,900	10,876,008
International Flavors & Fragrances, Inc.	43,340	3,363,618
Linde PLC	80,900	37,670,276
LyondellBasell Industries NV (Class A Stock)(a)	44,100	3,104,640
Mosaic Co. (The)	54,000	1,458,540
PPG Industries, Inc.	39,600	4,330,260
Sherwin-Williams Co. (The)	39,400	13,758,086
		108,047,563
Commercial Services & Supplies — 0.6%
Cintas Corp.	58,100	11,941,293
Copart, Inc.*	148,500	8,403,615
Republic Services, Inc.	34,635	8,387,211
Rollins, Inc.	47,625	2,573,179
Veralto Corp.	41,966	4,089,587
Waste Management, Inc.	61,930	14,337,414
		49,732,299
Communications Equipment — 0.9%
Arista Networks, Inc.*	175,600	13,605,488
Cisco Systems, Inc.	676,575	41,751,443
F5, Inc.*	9,750	2,596,133
Juniper Networks, Inc.	55,800	2,019,402
Motorola Solutions, Inc.	28,427	12,445,625
		72,418,091
Construction & Engineering — 0.1%
Quanta Services, Inc.	25,000	6,354,500
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,360	4,953,427
Vulcan Materials Co.	22,300	5,202,590
		10,156,017
Consumer Finance — 0.6%
American Express Co.	94,250	25,357,962
Capital One Financial Corp.	64,769	11,613,082
Discover Financial Services	42,605	7,272,674
Synchrony Financial	65,830	3,485,040
		47,728,758
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	75,392	71,304,246
Dollar General Corp.	37,300	3,279,789
Dollar Tree, Inc.*	34,247	2,570,922
Kroger Co. (The)	112,600	7,621,894
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Sysco Corp.	83,400	$6,258,336
Target Corp.	77,868	8,126,305
Walgreens Boots Alliance, Inc.	121,500	1,357,155
Walmart, Inc.	737,600	64,753,904
		165,272,551
Containers & Packaging — 0.2%
Amcor PLC(a)	245,100	2,377,470
Avery Dennison Corp.	13,700	2,438,189
Ball Corp.	51,500	2,681,605
International Paper Co.	89,167	4,757,059
Packaging Corp. of America	15,100	2,990,102
Smurfit WestRock PLC	83,661	3,769,765
		19,014,190
Distributors — 0.1%
Genuine Parts Co.	23,625	2,814,683
LKQ Corp.	44,600	1,897,284
Pool Corp.(a)	6,620	2,107,477
		6,819,444
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	1,219,171	34,478,156
Verizon Communications, Inc.	713,888	32,381,960
		66,860,116
Electric Utilities — 1.6%
Alliant Energy Corp.	43,500	2,799,225
American Electric Power Co., Inc.	90,240	9,860,525
Constellation Energy Corp.	53,324	10,751,718
Duke Energy Corp.	131,748	16,069,303
Edison International	65,500	3,859,260
Entergy Corp.	72,600	6,206,574
Evergy, Inc.	39,000	2,689,050
Eversource Energy	62,000	3,850,820
Exelon Corp.	169,573	7,813,924
FirstEnergy Corp.	86,880	3,511,690
NextEra Energy, Inc.	348,400	24,698,076
NRG Energy, Inc.	34,100	3,255,186
PG&E Corp.	370,300	6,361,754
Pinnacle West Capital Corp.	19,300	1,838,325
PPL Corp.	125,100	4,517,361
Southern Co. (The)	186,300	17,130,285
Xcel Energy, Inc.	97,595	6,908,750
		132,121,826
Electrical Equipment — 0.7%
AMETEK, Inc.	39,300	6,765,102
Eaton Corp. PLC	67,211	18,269,966
Emerson Electric Co.	95,800	10,503,512
GE Vernova, Inc.	46,988	14,344,497
Generac Holdings, Inc.*	10,200	1,291,830
Hubbell, Inc.	9,300	3,077,463
Rockwell Automation, Inc.	19,220	4,966,063
		59,218,433

A2

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	205,700	$13,491,863
CDW Corp.	22,600	3,621,876
Corning, Inc.	130,600	5,978,868
Jabil, Inc.	18,600	2,530,902
Keysight Technologies, Inc.*	29,600	4,433,192
TE Connectivity PLC (Switzerland)	50,600	7,150,792
Teledyne Technologies, Inc.*	7,779	3,871,686
Trimble, Inc.*	41,400	2,717,910
Zebra Technologies Corp. (Class A Stock)*	8,780	2,480,877
		46,277,966
Energy Equipment & Services — 0.3%
Baker Hughes Co.	168,448	7,403,290
Halliburton Co.	149,700	3,797,889
Schlumberger NV	237,898	9,944,136
		21,145,315
Entertainment — 1.4%
Electronic Arts, Inc.	40,800	5,896,416
Live Nation Entertainment, Inc.*	26,600	3,473,428
Netflix, Inc.*	72,630	67,729,654
Take-Two Interactive Software, Inc.*	27,650	5,730,463
TKO Group Holdings, Inc.	11,300	1,726,753
Walt Disney Co. (The)	307,522	30,352,421
Warner Bros Discovery, Inc.*	378,408	4,060,318
		118,969,453
Financial Services — 4.9%
Apollo Global Management, Inc.	75,700	10,366,358
Berkshire Hathaway, Inc. (Class B Stock)*	311,350	165,818,783
Corpay, Inc.*	12,000	4,184,640
Fidelity National Information Services, Inc.	90,000	6,721,200
Fiserv, Inc.*(a)	96,800	21,376,344
Global Payments, Inc.	42,013	4,113,913
Jack Henry & Associates, Inc.	12,350	2,255,110
Mastercard, Inc. (Class A Stock)	138,330	75,821,440
PayPal Holdings, Inc.*	168,000	10,962,000
Visa, Inc. (Class A Stock)	292,900	102,649,734
		404,269,522
Food Products — 0.6%
Archer-Daniels-Midland Co.	81,038	3,890,634
Bunge Global SA	22,600	1,727,092
Conagra Brands, Inc.	81,200	2,165,604
General Mills, Inc.(a)	94,400	5,644,176
Hershey Co. (The)	25,000	4,275,750
Hormel Foods Corp.	49,300	1,525,342
J.M. Smucker Co. (The)	18,000	2,131,380
Kellanova	47,550	3,922,400
Kraft Heinz Co. (The)	149,437	4,547,368
Lamb Weston Holdings, Inc.(a)	24,400	1,300,520
McCormick & Co., Inc.	42,700	3,514,637
Mondelez International, Inc. (Class A Stock)(a)	219,711	14,907,391
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
The Campbell’s Co.(a)	33,400	$1,333,328
Tyson Foods, Inc. (Class A Stock)	48,500	3,094,785
		53,980,407
Gas Utilities — 0.0%
Atmos Energy Corp.	26,900	4,158,202
Ground Transportation — 0.9%
CSX Corp.	328,816	9,677,055
J.B. Hunt Transport Services, Inc.	13,700	2,026,915
Norfolk Southern Corp.	38,600	9,142,410
Old Dominion Freight Line, Inc.(a)	32,000	5,294,400
Uber Technologies, Inc.*	354,800	25,850,728
Union Pacific Corp.	102,650	24,250,036
		76,241,544
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	294,725	39,095,271
Align Technology, Inc.*	11,920	1,893,611
Baxter International, Inc.	86,500	2,960,895
Becton, Dickinson & Co.	48,699	11,154,993
Boston Scientific Corp.*	249,749	25,194,679
Cooper Cos., Inc. (The)*	33,720	2,844,282
Dexcom, Inc.*	66,120	4,515,335
Edwards Lifesciences Corp.*	99,850	7,237,128
GE HealthCare Technologies, Inc.	77,518	6,256,478
Hologic, Inc.*	38,050	2,350,349
IDEXX Laboratories, Inc.*	13,940	5,854,103
Insulet Corp.*	11,900	3,125,059
Intuitive Surgical, Inc.*	60,520	29,973,740
Medtronic PLC	217,528	19,547,066
ResMed, Inc.	24,800	5,551,480
Solventum Corp.*	23,397	1,779,108
STERIS PLC	16,700	3,785,055
Stryker Corp.	58,370	21,728,233
Zimmer Biomet Holdings, Inc.	33,686	3,812,581
		198,659,446
Health Care Providers & Services — 2.3%
Cardinal Health, Inc.	41,375	5,700,234
Cencora, Inc.	29,300	8,148,037
Centene Corp.*	84,168	5,109,839
Cigna Group (The)	46,432	15,276,128
CVS Health Corp.	213,299	14,451,007
DaVita, Inc.*	7,800	1,193,166
Elevance Health, Inc.	39,240	17,067,830
HCA Healthcare, Inc.	30,300	10,470,165
Henry Schein, Inc.*	21,500	1,472,535
Humana, Inc.	20,430	5,405,778
Labcorp Holdings, Inc.	14,200	3,304,908
McKesson Corp.	21,287	14,325,938
Molina Healthcare, Inc.*	9,400	3,096,266
Quest Diagnostics, Inc.	18,900	3,197,880
UnitedHealth Group, Inc.	156,370	81,898,788
Universal Health Services, Inc. (Class B Stock)	10,100	1,897,790
		192,016,289

A3

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	26,380	$2,440,414
Healthpeak Properties, Inc.	119,300	2,412,246
Ventas, Inc.	74,204	5,102,267
Welltower, Inc.	103,500	15,857,235
		25,812,162
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	119,126	1,692,780
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. (Class A Stock)*	73,300	8,756,418
Booking Holdings, Inc.	5,610	25,844,765
Caesars Entertainment, Inc.*	36,700	917,500
Carnival Corp.*	175,900	3,435,327
Chipotle Mexican Grill, Inc.*	230,750	11,585,957
Darden Restaurants, Inc.	20,100	4,175,976
Domino’s Pizza, Inc.	5,900	2,710,755
DoorDash, Inc. (Class A Stock)*	57,600	10,527,552
Expedia Group, Inc.	21,100	3,546,910
Hilton Worldwide Holdings, Inc.	40,800	9,284,040
Las Vegas Sands Corp.	59,900	2,313,937
Marriott International, Inc. (Class A Stock)	38,873	9,259,549
McDonald’s Corp.	121,760	38,034,171
MGM Resorts International*	39,100	1,158,924
Norwegian Cruise Line Holdings Ltd.*	75,500	1,431,480
Royal Caribbean Cruises Ltd.(a)	42,100	8,649,024
Starbucks Corp.	193,000	18,931,370
Wynn Resorts Ltd.	15,900	1,327,650
Yum! Brands, Inc.	47,100	7,411,656
		169,302,961
Household Durables — 0.3%
D.R. Horton, Inc.	48,100	6,114,953
Garmin Ltd.(a)	26,100	5,667,093
Lennar Corp. (Class A Stock)	39,600	4,545,288
Mohawk Industries, Inc.*	8,900	1,016,202
NVR, Inc.*	500	3,622,195
PulteGroup, Inc.	34,385	3,534,778
		24,500,509
Household Products — 1.2%
Church & Dwight Co., Inc.(a)	41,500	4,568,735
Clorox Co. (The)(a)	21,000	3,092,250
Colgate-Palmolive Co.	138,600	12,986,820
Kimberly-Clark Corp.	56,438	8,026,612
Procter & Gamble Co. (The)	398,276	67,874,196
		96,548,613
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	120,500	1,496,610
Vistra Corp.	57,600	6,764,544
		8,261,154
Industrial Conglomerates — 0.4%
3M Co.	92,190	13,539,023
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Honeywell International, Inc.	110,550	$23,408,963
		36,947,986
Industrial REITs — 0.2%
Prologis, Inc.	156,980	17,548,794
Insurance — 2.3%
Aflac, Inc.	84,600	9,406,674
Allstate Corp. (The)	44,728	9,261,827
American International Group, Inc.	100,729	8,757,379
Aon PLC (Class A Stock)	36,625	14,616,671
Arch Capital Group Ltd.	63,500	6,107,430
Arthur J. Gallagher & Co.	43,150	14,897,106
Assurant, Inc.	8,800	1,845,800
Brown & Brown, Inc.(a)	40,100	4,988,440
Chubb Ltd.	63,230	19,094,828
Cincinnati Financial Corp.	26,528	3,918,716
Erie Indemnity Co. (Class A Stock)(a)	4,260	1,785,153
Everest Group Ltd.	7,300	2,652,309
Globe Life, Inc.	14,175	1,867,131
Hartford Insurance Group, Inc. (The)	48,900	6,050,397
Loews Corp.	30,026	2,759,690
Marsh & McLennan Cos., Inc.	83,500	20,376,505
MetLife, Inc.	98,480	7,906,959
Principal Financial Group, Inc.	36,100	3,045,757
Progressive Corp. (The)	99,500	28,159,495
Prudential Financial, Inc.	60,500	6,756,640
Travelers Cos., Inc. (The)	38,648	10,220,850
W.R. Berkley Corp.	50,950	3,625,602
Willis Towers Watson PLC	16,900	5,711,355
		193,812,714
Interactive Media & Services — 5.9%
Alphabet, Inc. (Class A Stock)	990,880	153,229,683
Alphabet, Inc. (Class C Stock)	803,000	125,452,690
Match Group, Inc.(a)	43,700	1,363,440
Meta Platforms, Inc. (Class A Stock)	372,000	214,405,920
		494,451,733
IT Services — 1.1%
Accenture PLC (Ireland) (Class A Stock)	106,250	33,154,250
Akamai Technologies, Inc.*	25,700	2,068,850
Cognizant Technology Solutions Corp. (Class A Stock)	84,100	6,433,650
EPAM Systems, Inc.*	9,640	1,627,618
Gartner, Inc.*	13,170	5,527,976
GoDaddy, Inc. (Class A Stock)*	23,900	4,305,346
International Business Machines Corp.	157,125	39,070,702
VeriSign, Inc.*	13,800	3,503,406
		95,691,798
Leisure Products — 0.0%
Hasbro, Inc.	22,250	1,368,153
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	48,582	5,683,122
Bio-Techne Corp.(a)	26,720	1,566,594

A4

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Charles River Laboratories International, Inc.*	8,800	$1,324,576
Danaher Corp.	108,700	22,283,500
IQVIA Holdings, Inc.*	28,400	5,006,920
Mettler-Toledo International, Inc.*(a)	3,600	4,251,276
Revvity, Inc.(a)	20,900	2,211,220
Thermo Fisher Scientific, Inc.	65,000	32,344,000
Waters Corp.*(a)	10,050	3,704,128
West Pharmaceutical Services, Inc.	12,300	2,753,724
		81,129,060
Machinery — 1.6%
Caterpillar, Inc.	81,150	26,763,270
Cummins, Inc.	23,350	7,318,824
Deere & Co.	42,950	20,158,582
Dover Corp.	23,300	4,093,344
Fortive Corp.	57,900	4,237,122
IDEX Corp.	12,800	2,316,416
Illinois Tool Works, Inc.	45,375	11,253,454
Ingersoll Rand, Inc.	68,437	5,477,013
Nordson Corp.	9,200	1,855,824
Otis Worldwide Corp.	67,883	7,005,526
PACCAR, Inc.(a)	88,892	8,655,414
Parker-Hannifin Corp.	21,927	13,328,327
Pentair PLC	28,107	2,458,800
Snap-on, Inc.(a)	8,950	3,016,240
Stanley Black & Decker, Inc.(a)	26,135	2,009,259
Westinghouse Air Brake Technologies Corp.	29,112	5,279,461
Xylem, Inc.	41,200	4,921,752
		130,148,628
Media — 0.5%
Charter Communications, Inc. (Class A Stock)*	16,450	6,062,318
Comcast Corp. (Class A Stock)	640,692	23,641,535
Fox Corp. (Class A Stock)(a)	38,066	2,154,536
Fox Corp. (Class B Stock)	22,366	1,178,912
Interpublic Group of Cos., Inc. (The)	63,662	1,729,060
News Corp. (Class A Stock)	64,125	1,745,483
News Corp. (Class B Stock)(a)	19,000	577,030
Omnicom Group, Inc.(a)	33,200	2,752,612
Paramount Global (Class B Stock)(a)	100,866	1,206,357
		41,047,843
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	243,612	9,223,150
Newmont Corp.	194,603	9,395,433
Nucor Corp.	40,200	4,837,668
Steel Dynamics, Inc.	24,300	3,039,444
		26,495,695
Multi-Utilities — 0.7%
Ameren Corp.	45,200	4,538,080
CenterPoint Energy, Inc.	110,510	4,003,777
CMS Energy Corp.	50,700	3,808,077
Consolidated Edison, Inc.	58,600	6,480,574
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Dominion Energy, Inc.(a)	142,240	$7,975,397
DTE Energy Co.	35,100	4,853,277
NiSource, Inc.	79,350	3,181,142
Public Service Enterprise Group, Inc.	84,500	6,954,350
Sempra	107,408	7,664,635
WEC Energy Group, Inc.	53,576	5,838,712
		55,298,021
Office REITs — 0.0%
BXP, Inc.(a)	24,600	1,652,874
Oil, Gas & Consumable Fuels — 3.3%
APA Corp.(a)	62,750	1,319,005
Chevron Corp.(a)	284,059	47,520,230
ConocoPhillips	216,718	22,759,724
Coterra Energy, Inc.(a)	125,400	3,624,060
Devon Energy Corp.	111,200	4,158,880
Diamondback Energy, Inc.	31,800	5,084,184
EOG Resources, Inc.	95,800	12,285,392
EQT Corp.	100,700	5,380,401
Expand Energy Corp.	35,700	3,974,124
Exxon Mobil Corp.	739,419	87,939,101
Hess Corp.	46,875	7,487,344
Kinder Morgan, Inc.	327,443	9,341,949
Marathon Petroleum Corp.	53,687	7,821,659
Occidental Petroleum Corp.(a)	114,228	5,638,294
ONEOK, Inc.	104,840	10,402,225
Phillips 66	69,864	8,626,807
Targa Resources Corp.	37,100	7,437,437
Texas Pacific Land Corp.(a)	3,200	4,239,968
Valero Energy Corp.	53,600	7,078,952
Williams Cos., Inc. (The)	206,700	12,352,392
		274,472,128
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	108,700	4,739,320
Southwest Airlines Co.	101,637	3,412,970
United Airlines Holdings, Inc.*	55,800	3,852,990
		12,005,280
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	39,500	2,607,000
Kenvue, Inc.	324,800	7,788,704
		10,395,704
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	343,790	20,967,752
Eli Lilly & Co.	133,880	110,572,831
Johnson & Johnson	409,146	67,852,772
Merck & Co., Inc.	429,903	38,588,093
Pfizer, Inc.	960,923	24,349,789
Viatris, Inc.	202,394	1,762,852
Zoetis, Inc.	76,000	12,513,400
		276,607,489
Professional Services — 0.7%
Automatic Data Processing, Inc.	68,910	21,054,072

A5

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Broadridge Financial Solutions, Inc.	19,800	$4,800,708
Dayforce, Inc.*(a)	26,800	1,563,244
Equifax, Inc.(a)	20,950	5,102,582
Jacobs Solutions, Inc.	21,200	2,562,868
Leidos Holdings, Inc.(a)	22,250	3,002,415
Paychex, Inc.(a)	54,350	8,385,118
Paycom Software, Inc.	8,200	1,791,536
Verisk Analytics, Inc.	24,100	7,172,642
		55,435,185
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	50,200	6,565,156
CoStar Group, Inc.*(a)	71,300	5,649,099
		12,214,255
Residential REITs — 0.3%
AvalonBay Communities, Inc.	24,068	5,165,474
Camden Property Trust	18,100	2,213,630
Equity Residential(a)	57,900	4,144,482
Essex Property Trust, Inc.	10,870	3,332,416
Invitation Homes, Inc.	96,600	3,366,510
Mid-America Apartment Communities, Inc.	19,800	3,318,084
UDR, Inc.(a)	50,900	2,299,153
		23,839,749
Retail REITs — 0.3%
Federal Realty Investment Trust	12,800	1,252,096
Kimco Realty Corp.	114,300	2,427,732
Realty Income Corp.	147,700	8,568,077
Regency Centers Corp.(a)	27,600	2,035,776
Simon Property Group, Inc.	52,011	8,637,987
		22,921,668
Semiconductors & Semiconductor Equipment — 9.6%
Advanced Micro Devices, Inc.*	275,795	28,335,178
Analog Devices, Inc.	84,494	17,039,905
Applied Materials, Inc.	138,000	20,026,560
Broadcom, Inc.	796,200	133,307,766
Enphase Energy, Inc.*	23,000	1,427,150
First Solar, Inc.*(a)	18,100	2,288,383
Intel Corp.	735,500	16,703,205
KLA Corp.	22,560	15,336,288
Lam Research Corp.	218,800	15,906,760
Microchip Technology, Inc.	91,000	4,405,310
Micron Technology, Inc.	189,200	16,439,588
Monolithic Power Systems, Inc.	8,120	4,709,438
NVIDIA Corp.	4,160,200	450,882,476
NXP Semiconductors NV (China)	43,200	8,210,592
ON Semiconductor Corp.*(a)	72,600	2,954,094
QUALCOMM, Inc.	187,850	28,855,638
Skyworks Solutions, Inc.(a)	27,100	1,751,473
Teradyne, Inc.	27,700	2,288,020
Texas Instruments, Inc.	154,700	27,799,590
		798,667,414
	Shares	Value
Common Stocks (continued)
Software — 9.5%
Adobe, Inc.*	73,895	$28,340,949
ANSYS, Inc.*	14,800	4,685,088
Autodesk, Inc.*	36,670	9,600,206
Cadence Design Systems, Inc.*	46,400	11,800,912
Crowdstrike Holdings, Inc. (Class A Stock)*	41,800	14,737,844
Fair Isaac Corp.*	4,120	7,597,939
Fortinet, Inc.*	107,700	10,367,202
Gen Digital, Inc.	91,811	2,436,664
Intuit, Inc.	47,640	29,250,484
Microsoft Corp.	1,262,780	474,034,984
Oracle Corp.	275,595	38,530,937
Palantir Technologies, Inc. (Class A Stock)*	348,300	29,396,520
Palo Alto Networks, Inc.*(a)	112,400	19,179,936
PTC, Inc.*	20,400	3,160,980
Roper Technologies, Inc.(a)	18,180	10,718,564
Salesforce, Inc.	162,500	43,608,500
ServiceNow, Inc.*	35,020	27,880,823
Synopsys, Inc.*(a)	26,240	11,253,024
Tyler Technologies, Inc.*	7,240	4,209,264
Workday, Inc. (Class A Stock)*	36,400	8,500,492
		789,291,312
Specialized REITs — 0.9%
American Tower Corp.	79,200	17,233,920
Crown Castle, Inc.	73,650	7,676,540
Digital Realty Trust, Inc.(a)	53,700	7,694,673
Equinix, Inc.	16,535	13,481,812
Extra Space Storage, Inc.	35,900	5,330,791
Iron Mountain, Inc.	49,730	4,278,769
Public Storage	26,750	8,006,008
SBA Communications Corp.	18,230	4,010,782
VICI Properties, Inc.	177,600	5,793,312
Weyerhaeuser Co.	123,330	3,611,102
		77,117,709
Specialty Retail — 1.9%
AutoZone, Inc.*	2,850	10,866,423
Best Buy Co., Inc.(a)	33,325	2,453,053
CarMax, Inc.*	26,500	2,064,880
Home Depot, Inc. (The)	168,869	61,888,800
Lowe’s Cos., Inc.	95,875	22,360,926
O’Reilly Automotive, Inc.*	9,760	13,981,981
Ross Stores, Inc.	56,600	7,232,914
TJX Cos., Inc. (The)	190,900	23,251,620
Tractor Supply Co.	91,500	5,041,650
Ulta Beauty, Inc.*(a)	8,070	2,957,978
Williams-Sonoma, Inc.	20,900	3,304,290
		155,404,515
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	2,551,820	566,835,777
Dell Technologies, Inc. (Class C Stock)	53,000	4,830,950
Hewlett Packard Enterprise Co.	220,366	3,400,247
HP, Inc.	159,266	4,410,076
NetApp, Inc.(a)	34,900	3,065,616

A6

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Seagate Technology Holdings PLC	35,650	$3,028,467
Super Micro Computer, Inc.*(a)	85,400	2,924,096
Western Digital Corp.*	58,468	2,363,861
		590,859,090
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.*	25,840	2,889,170
Lululemon Athletica, Inc.*	19,000	5,378,140
NIKE, Inc. (Class B Stock)	201,600	12,797,568
Ralph Lauren Corp.	6,700	1,478,958
Tapestry, Inc.	35,100	2,471,391
		25,015,227
Tobacco — 0.7%
Altria Group, Inc.	287,000	17,225,740
Philip Morris International, Inc.	264,300	41,952,339
		59,178,079
Trading Companies & Distributors — 0.3%
Fastenal Co.	97,100	7,530,105
United Rentals, Inc.	11,100	6,956,370
W.W. Grainger, Inc.	7,530	7,438,360
		21,924,835
Water Utilities — 0.1%
American Water Works Co., Inc.(a)	33,050	4,875,536
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	81,400	21,710,194

Total Common Stocks (cost $1,644,505,080)		8,078,165,954
Unaffiliated Exchange-Traded Fund — 1.5%
iShares Core S&P 500 ETF	219,000	123,056,100
(cost $90,294,939)

Total Long-Term Investments (cost $1,734,800,019)		8,201,222,054
Short-Term Investments — 4.0%
Affiliated Mutual Funds — 3.9%
PGIM Core Ultra Short Bond Fund(wb)	117,348,947	117,348,947
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $209,536,328; includes $208,877,085 of cash collateral for securities on loan)(b)(wb)	209,843,157	209,717,252

Total Affiliated Mutual Funds (cost $326,885,275)		327,066,199

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
4.217%	06/17/25	9,000	$8,919,738
(cost $8,919,709)

Total Short-Term Investments (cost $335,804,984)			335,985,937

TOTAL INVESTMENTS—102.4% (cost $2,070,605,003)			8,537,207,991

Liabilities in excess of other assets(z) — (2.4)%			(203,742,705)

Net Assets — 100.0%			$8,333,465,286

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $205,429,287; cash collateral of $208,877,085 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A7

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
455	S&P 500 E-Mini Index	Jun. 2025	$128,611,438	$(886,476)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8